CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities:
Net income	$ 1,000	$ 12,323
Adjustments to reconcile net income to net cash provided by operating activities
Bad debt (recovery) expense	(1,186)	3,041
Depreciation and amortization expense	21,989	18,167
Amortization of debt issuance costs	221	211
Accretion of acquisition liabilities		36
Deferred taxes	(4,572)	(3,912)
Stock-based compensation expense	12,100	3,561
Interest expense (income)	130	(36)
Change in fair value of contingent consideration	57	(949)
Offering costs	21,797	1,852
Other	661	742
Changes in operating assets and liabilities net of effect of business combinations
Trade receivables	690	(11,633)
Prepaid expenses and other current assets	4,590	(3,457)
Other non-current assets	(162)	(9)
Trade payables	425	1,881
Accrued expenses	(684)	2,081
Other current liabilities	2,747	(7,143)
Other non-current liabilities	(1,369)	1,082
Net cash provided by operating activities	58,434	17,838
Investing activities:
Purchase of property, plant and equipment	(5,499)	(6,545)
Acquisition of businesses, net of cash acquired	(24,323)
Net cash (used in) investing activities	(29,822)	(6,545)
Financing activities:
Payments of long-term debt	(22,000)	(563)
Payment of contingent consideration related to Zentrick acquisition		(601)
Proceeds from common stock issued upon exercise of stock options	5,514	383
Proceeds from common stock issued under employee purchase plan		425
Proceeds from issuance of common stock upon initial public offering	269,390
Proceeds from issuance of common stock in connection with concurrent private placement	30,000
Payments related to offering costs	(21,797)	(1,230)
Capital lease payments	(1,222)	(1,242)
Shares repurchased for settlement of employee tax withholdings	(1,802)
Net cash provided by (used in) financing activities	258,033	(4,911)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(173)	(38)
Net increase in cash, cash equivalents, and restricted cash	286,472	6,344
Cash, cash equivalents, and restricted cash - Beginning of period	33,395	11,342
Cash, cash equivalents, and restricted cash - End of period	319,867	17,686
Supplemental cash flow information:
Cash paid for taxes	5,586	14,901
Cash paid for interest	580	2,692
Non-cash investing and financing activities:
Conversion of Series A preferred stock to common stock in connection with the initial public offering	610
Treasury stock reissued upon the conversion of Series A preferred stock to common stock	260,686
Acquisition of equipment under capital lease	1,518	973
Capital assets financed by accounts payable	41	1,313
Offering costs included in accounts payable and accrued expense		772
Leiki
Financing activities:
Deferred payment related to acquisition		(2,033)
Zentrick
Financing activities:
Deferred payment related to acquisition	$ (50)	$ (50)